FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about hedging instruments [table]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)
The table below details the effect of foreign currency derivatives in the Interim Income Statement and the Interim Statement of Comprehensive Income / (Loss):

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2021	2020	2021	2020
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized (losses) / gains on foreign currency derivatives - net	6	(2)	—	(4)	2
Unrealized gains / (losses) on foreign currency derivatives - net (A)	6	3	(1)	11	(2)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives - net		2	2	(9)	(6)
Gains / (losses) reclassified from cash flow hedge reserve to the Interim Income Statement		1	3	1	6
Included in Revenue (B)
Realized (losses) / gains on foreign currency derivatives - net	6	—	(3)	(1)	(5)
Unrealized gains on foreign currency derivatives - net	6	—	1	—	—
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	6	—	(5)	—	(5)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in the future when these sales are recognized.
(B)Derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices have been issued.
(C)In the six months ended June 30, 2020, we determined that a portion of the hedged forecasted sales for the second half of 2020 and for 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Interim Income Statement and resulted a €5 million loss.